Vanguard® U.S. Multifactor Fund
Schedule of Investments (unaudited)
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Basic Materials (2.3%)
	Newmont Corp. (XNYS)	24,265	1,040
	Mueller Industries Inc.	9,574	768
	Reliance Inc.	945	281
	Commercial Metals Co.	5,737	278
	Hawkins Inc.	2,572	270
	UFP Industries Inc.	2,477	265
	Cabot Corp.	2,958	254
	CF Industries Holdings Inc.	2,872	233
	Sylvamo Corp.	2,771	197
	Carpenter Technology Corp.	701	145
	International Paper Co.	1,478	83
	Scotts Miracle-Gro Co.	1,261	74
	Eastman Chemical Co.	726	71
	Royal Gold Inc.	484	71
	Minerals Technologies Inc.	991	68
	AdvanSix Inc.	1,479	41
			4,139
Consumer Discretionary (16.4%)
	Walmart Inc.	16,913	1,668
*	Spotify Technology SA	1,894	1,152
	Booking Holdings Inc.	223	1,119
	Costco Wholesale Corp.	975	1,022
	Target Corp.	7,502	932
*	Brinker International Inc.	4,690	773
	Ralph Lauren Corp.	2,348	637
	Fox Corp. Class B	11,711	633
	Tapestry Inc.	6,542	559
	H&R Block Inc.	9,508	518
	PulteGroup Inc.	4,923	508
*	Adtalem Global Education Inc.	4,468	457
	News Corp. Class B	13,215	427
*	Amazon.com Inc.	1,992	423
	Travel & Leisure Co.	6,919	386
*	American Airlines Group Inc.	26,799	385
	Williams-Sonoma Inc.	1,950	379
	Delta Air Lines Inc.	6,218	374
*	Expedia Group Inc.	1,889	374
	TJX Cos. Inc.	2,940	367
	Perdoceo Education Corp.	14,193	363
*	Deckers Outdoor Corp.	2,472	345
*	Grand Canyon Education Inc.	1,909	343
	PVH Corp.	4,530	339
	General Motors Co.	6,835	336
*	United Airlines Holdings Inc.	3,495	328
	Build-A-Bear Workshop Inc.	7,888	323
*	Stride Inc.	2,346	321
	Gap Inc.	13,933	315
	VF Corp.	12,588	314
	eBay Inc.	4,703	304
	Dick's Sporting Goods Inc.	1,339	301
	Dana Inc.	20,063	298
*	Skechers USA Inc. Class A	4,878	298
	TEGNA Inc.	16,357	298
*	Carnival Corp.	12,250	293
	Best Buy Co. Inc.	3,226	290
	Macy's Inc.	20,083	288
*	Netflix Inc.	292	286
*	M/I Homes Inc.	2,381	279
*	Alaska Air Group Inc.	3,784	274

Vanguard® U.S. Multifactor Fund
		Shares	Market Value ($000)
*	SkyWest Inc.	2,757	273
	Hasbro Inc.	4,105	267
*	Norwegian Cruise Line Holdings Ltd.	11,493	261
*	G-III Apparel Group Ltd.	9,620	260
	Newell Brands Inc.	39,476	253
	Royal Caribbean Cruises Ltd.	1,002	247
	Steelcase Inc. Class A	19,785	241
	Fox Corp. Class A	4,155	239
	Kontoor Brands Inc.	3,668	239
	Phinia Inc.	4,751	234
	Murphy USA Inc.	495	232
*	NVR Inc.	32	232
	BorgWarner Inc. (XNYS)	7,650	228
	Lear Corp.	2,328	219
	Dillard's Inc. Class A	533	207
	Interface Inc.	10,080	204
	John Wiley & Sons Inc. Class A	5,006	200
	La-Z-Boy Inc.	4,351	197
	Signet Jewelers Ltd.	3,677	192
	Ethan Allen Interiors Inc.	6,692	191
*	Urban Outfitters Inc.	3,288	191
*	SharkNinja Inc.	1,795	189
*	Stagwell Inc.	28,957	188
	Lowe's Cos. Inc.	741	184
*	Hanesbrands Inc.	30,072	181
*	Cars.com Inc.	13,460	178
	Playtika Holding Corp.	33,522	177
*	Crocs Inc.	1,749	174
	HNI Corp.	3,585	167
*	QuinStreet Inc.	8,532	167
*	Universal Technical Institute Inc.	5,762	163
*	Sally Beauty Holdings Inc.	17,892	161
*	Liquidity Services Inc.	4,784	160
	Monarch Casino & Resort Inc.	1,696	155
*	Tri Pointe Homes Inc.	4,696	149
*	Green Brick Partners Inc.	2,403	144
	Acushnet Holdings Corp.	2,169	139
*	Gambling.com Group Ltd.	9,803	139
	Group 1 Automotive Inc.	297	137
*	Warner Bros Discovery Inc.	11,070	127
*	Malibu Boats Inc. Class A	3,716	124
	Columbia Sportswear Co.	1,382	120
	Standard Motor Products Inc.	4,100	117
	Upbound Group Inc.	4,434	115
*	Knowles Corp.	6,431	107
	J Jill Inc.	4,251	101
*	BJ's Wholesale Club Holdings Inc.	929	94
	Academy Sports & Outdoors Inc.	1,897	94
*	Mattel Inc.	4,266	91
	Boyd Gaming Corp.	1,140	87
	MillerKnoll Inc.	4,000	86
*	Abercrombie & Fitch Co. Class A	813	84
	Texas Roadhouse Inc.	458	84
	Rush Enterprises Inc. Class A	1,431	83
*	United Parks & Resorts Inc.	1,609	81
	Marcus Corp.	4,328	79
	Nexstar Media Group Inc.	438	74
	PriceSmart Inc.	774	69
	American Eagle Outfitters Inc.	5,113	67
	Buckle Inc.	1,659	66
	Matthews International Corp. Class A	2,633	66
	RCI Hospitality Holdings Inc.	1,310	65
*	Central Garden & Pet Co. Class A	1,992	63
*	frontdoor Inc.	1,387	63
	Electronic Arts Inc.	453	59
*	Central Garden & Pet Co.	1,572	55
*	Laureate Education Inc.	2,719	54
	Bath & Body Works Inc.	1,429	52
	Garmin Ltd.	205	47
*	Dollar Tree Inc.	621	45

Vanguard® U.S. Multifactor Fund
		Shares	Market Value ($000)
*	Global Business Travel Group I	5,270	44
	Shoe Carnival Inc.	1,771	39
	Oxford Industries Inc.	565	35
			30,025
Consumer Staples (5.9%)
	Philip Morris International Inc.	13,060	2,028
	Altria Group Inc.	28,767	1,607
	Kimberly-Clark Corp.	7,540	1,071
	Kroger Co.	12,543	813
	Primo Brands Corp.	18,277	616
	Coca-Cola Consolidated Inc.	342	485
	Kenvue Inc.	16,625	392
	Cal-Maine Foods Inc.	4,166	377
*	Sprouts Farmers Market Inc.	2,539	377
	Ingredion Inc.	2,834	370
	Albertsons Cos. Inc. Class A	17,432	367
	Weis Markets Inc.	4,195	310
*	Pilgrim's Pride Corp.	5,444	296
	Fresh Del Monte Produce Inc.	8,951	273
	ACCO Brands Corp.	52,116	243
	Casey's General Stores Inc.	508	210
	Ingles Markets Inc. Class A	3,353	206
	Turning Point Brands Inc.	2,834	199
*	Performance Food Group Co.	2,207	188
	Dole plc	12,078	177
*	US Foods Holding Corp.	1,261	90
	Tyson Foods Inc. Class A	1,417	87
	SpartanNash Co.	4,059	82
	Edgewell Personal Care Co.	1,158	36
			10,900
Energy (5.1%)
	EOG Resources Inc.	11,704	1,486
	Chevron Corp.	3,564	565
	TechnipFMC plc	15,989	471
	Select Water Solutions Inc.	36,261	440
*	CNX Resources Corp.	12,645	365
	Valero Energy Corp.	2,791	365
	Texas Pacific Land Corp.	241	344
	Magnolia Oil & Gas Corp. Class A	13,916	326
*	MRC Global Inc.	24,824	302
*	ProPetro Holding Corp.	34,504	291
	Kinetik Holdings Inc.	4,867	284
*	DNOW Inc.	17,436	279
	Riley Exploration Permian Inc.	8,707	275
	SunCoke Energy Inc.	28,290	257
	Granite Ridge Resources Inc.	42,558	250
	Northern Oil & Gas Inc.	7,679	242
*	Gulfport Energy Corp.	1,379	234
	Cactus Inc. Class A	4,243	223
	Coterra Energy Inc.	8,156	220
	RPC Inc.	38,743	216
	Baker Hughes Co.	4,829	215
	Permian Resources Corp.	13,785	194
*	NPK International Inc.	27,585	168
*	Alpha Metallurgical Resources Inc.	1,185	163
	Core Natural Resources Inc.	2,139	159
	Vitesse Energy Inc.	6,135	158
	SM Energy Co.	4,675	153
	Liberty Energy Inc.	8,601	149
	California Resources Corp.	3,278	146
	Ovintiv Inc. (XNYS)	2,350	102
	Murphy Oil Corp.	3,355	89
	World Kinect Corp.	2,654	79
*	Antero Resources Corp.	2,009	74
	Patterson-UTI Energy Inc.	8,081	67
	Devon Energy Corp.	1,145	41
			9,392

Vanguard® U.S. Multifactor Fund
		Shares	Market Value ($000)
Financials (29.8%)
	Wells Fargo & Co.	24,202	1,896
	Bank of New York Mellon Corp.	19,298	1,717
	JPMorgan Chase & Co.	5,557	1,471
	Aflac Inc.	13,329	1,459
	Ameriprise Financial Inc.	2,534	1,362
	Apollo Global Management Inc.	7,615	1,137
	Morgan Stanley	7,922	1,055
	Progressive Corp.	3,434	968
	MetLife Inc.	10,505	905
	SLM Corp.	29,961	905
	OneMain Holdings Inc.	14,286	768
	Hartford Insurance Group Inc.	6,070	718
	Bank of America Corp.	15,541	716
	MGIC Investment Corp.	27,812	684
	Bank of NT Butterfield & Son Ltd.	17,054	662
	East West Bancorp Inc.	6,883	650
	Popular Inc.	5,940	597
	OFG Bancorp	13,749	584
	Old Republic International Corp.	15,158	584
	Enact Holdings Inc.	16,863	580
	CNO Financial Group Inc.	12,763	532
	Synovus Financial Corp.	10,153	527
	Banco Latinoamericano de Comercio Exterior SA Class E	12,255	519
	Moody's Corp.	1,012	510
	Citigroup Inc.	6,269	501
	Amalgamated Financial Corp.	15,223	494
	Commerce Bancshares Inc.	7,509	488
	Unum Group	5,929	488
	Preferred Bank	5,355	475
	First BanCorp (XNYS)	23,928	466
	Primerica Inc.	1,561	453
	PNC Financial Services Group Inc.	2,291	440
	International Bancshares Corp.	6,453	432
	Carlyle Group Inc.	8,587	428
	Corebridge Financial Inc.	12,209	423
	Jefferies Financial Group Inc.	6,188	410
*	Mr. Cooper Group Inc.	3,640	409
	State Street Corp.	4,125	409
	American International Group Inc.	4,876	404
	Banc of California Inc.	26,692	397
	Jackson Financial Inc. Class A	4,302	394
	Northern Trust Corp.	3,497	385
	Citizens Financial Group Inc.	8,400	384
	Pathward Financial Inc.	4,920	381
	Northeast Bank	3,798	381
	Lincoln National Corp.	9,756	380
	Equitable Holdings Inc.	6,910	380
*	NMI Holdings Inc.	10,287	375
	Globe Life Inc.	2,937	374
	WSFS Financial Corp.	6,763	367
	Affiliated Managers Group Inc.	2,093	358
	Axis Capital Holdings Ltd.	3,559	345
	ConnectOne Bancorp Inc.	13,354	341
	OceanFirst Financial Corp.	18,876	340
	Fifth Third Bancorp	7,778	338
	W R Berkley Corp.	5,314	335
	BOK Financial Corp.	3,044	332
	QCR Holdings Inc.	4,384	330
	Employers Holdings Inc.	6,323	328
	Enterprise Financial Services Corp.	5,448	322
	Regions Financial Corp.	13,330	316
	TriCo Bancshares	7,157	313
	Univest Financial Corp.	10,225	312
	Hanmi Financial Corp.	12,952	311
	Raymond James Financial Inc.	2,010	311
	Lazard Inc.	6,185	310
	Central Pacific Financial Corp.	10,536	306
	Heritage Financial Corp.	12,085	305
	Janus Henderson Group plc	7,115	300

Vanguard® U.S. Multifactor Fund
		Shares	Market Value ($000)
	Virtu Financial Inc. Class A	8,179	299
	Radian Group Inc.	9,027	297
	Peapack-Gladstone Financial Corp.	9,133	296
	Stifel Financial Corp.	2,787	296
	1st Source Corp.	4,508	293
	Willis Towers Watson plc	863	293
	Travelers Cos. Inc.	1,122	290
*	SiriusPoint Ltd.	18,830	289
	Independent Bank Corp. (XNGS)	4,206	288
*	Texas Capital Bancshares Inc.	3,631	287
	First Merchants Corp.	6,527	286
*	Enova International Inc.	2,748	284
	RenaissanceRe Holdings Ltd.	1,167	277
*	Hamilton Insurance Group Ltd. Class B	14,002	274
*	Genworth Financial Inc.	38,111	265
	Investors Title Co.	1,109	263
*	Axos Financial Inc.	3,928	262
	Assurant Inc.	1,243	258
	LPL Financial Holdings Inc.	693	258
	Victory Capital Holdings Inc. Class A	4,015	257
	Independent Bank Corp.	7,536	256
	Acadian Asset Management Inc.	10,383	256
	NBT Bancorp Inc.	5,312	254
*	Bancorp Inc.	4,531	253
	S&T Bancorp Inc.	6,290	253
	Tompkins Financial Corp.	3,656	252
	Northfield Bancorp Inc.	21,331	251
*	Coastal Financial Corp.	2,518	249
	Mercury General Corp.	4,476	241
	Community Financial System Inc.	3,741	237
	Truist Financial Corp.	5,041	234
	BGC Group Inc. Class A	23,451	232
	Fidelis Insurance Holdings Ltd.	15,768	232
	FB Financial Corp.	4,543	230
	First Commonwealth Financial Corp.	13,972	230
	Esquire Financial Holdings Inc.	2,978	230
	Veritex Holdings Inc.	8,697	229
	Assured Guaranty Ltd.	2,540	222
	Berkshire Hills Bancorp Inc.	7,616	217
	Cathay General Bancorp	4,570	215
	Hancock Whitney Corp.	3,723	213
	Trustmark Corp.	5,543	203
	Park National Corp.	1,197	199
	First Interstate BancSystem Inc. Class A	6,162	189
	CNA Financial Corp.	3,816	187
	Ameris Bancorp	2,843	184
	First Citizens BancShares Inc. Class A	90	184
	Bank OZK	3,730	179
	Mercantile Bank Corp.	3,687	178
	Towne Bank	4,727	174
	Allstate Corp.	864	172
	Southside Bancshares Inc.	5,517	170
	Voya Financial Inc.	2,292	166
	Interactive Brokers Group Inc. Class A	807	165
	Stock Yards Bancorp Inc.	2,200	160
	Westamerica BanCorp	3,030	158
	Community Trust Bancorp Inc.	2,815	154
	Origin Bancorp Inc.	3,729	144
	Capitol Federal Financial Inc.	23,072	137
	Federal Agricultural Mortgage Corp. Class C	650	136
	WisdomTree Inc.	14,813	135
	Navient Corp.	9,383	134
*	Markel Group Inc.	65	126
	Diamond Hill Investment Group Inc.	850	124
	Old Second Bancorp Inc.	6,450	118
	BancFirst Corp.	937	112
	Kemper Corp.	1,626	110
	Piper Sandler Cos.	381	110
*	Brighthouse Financial Inc.	1,789	106
	Fidelity National Financial Inc.	1,472	95

Vanguard® U.S. Multifactor Fund
		Shares	Market Value ($000)
	Peoples Bancorp Inc.	2,976	95
	Banner Corp.	1,360	94
	PJT Partners Inc. Class A	576	92
	UMB Financial Corp.	773	85
	First Hawaiian Inc.	3,039	82
	AMERISAFE Inc.	1,582	81
	Hingham Institution for Savings	304	79
	First Financial Bancorp	2,710	74
	City Holding Co.	597	71
	Cboe Global Markets Inc.	309	65
	SEI Investments Co.	681	55
	Webster Financial Corp.	949	53
	M&T Bank Corp.	270	52
	Nelnet Inc. Class A	371	45
	Northwest Bancshares Inc.	3,405	43
	Arch Capital Group Ltd.	430	40
	Stellar Bancorp Inc.	1,320	38
			54,728
Health Care (8.4%)
	Gilead Sciences Inc.	16,156	1,847
	Bristol-Myers Squibb Co.	25,452	1,517
	HCA Healthcare Inc.	4,321	1,324
*	Alkermes plc	12,318	423
*	Lantheus Holdings Inc.	4,219	396
	Merck & Co. Inc.	4,215	389
*	Exelixis Inc.	9,206	356
*	United Therapeutics Corp.	1,089	349
*	Amneal Pharmaceuticals Inc.	36,251	314
*	Pediatrix Medical Group Inc.	20,462	302
*	Tenet Healthcare Corp.	2,389	302
*	Globus Medical Inc. Class A	3,716	298
*	AdaptHealth Corp.	24,931	284
	Embecta Corp.	20,640	279
	ResMed Inc.	1,115	260
*	Doximity Inc. Class A	3,650	257
*	Tactile Systems Technology Inc.	17,548	251
	Cigna Group	804	248
*	Catalyst Pharmaceuticals Inc.	10,602	243
*	Inogen Inc.	29,051	242
	SIGA Technologies Inc.	43,805	240
*	DaVita Inc.	1,618	239
*	Semler Scientific Inc.	5,523	237
*	Pacira BioSciences Inc.	9,662	232
	Viatris Inc.	25,096	232
*	Avanos Medical Inc.	15,288	230
	Phibro Animal Health Corp. Class A	9,977	227
*	Innoviva Inc.	11,692	210
	Universal Health Services Inc. Class B	1,195	209
*	Supernus Pharmaceuticals Inc.	6,456	207
*	AngioDynamics Inc.	21,328	198
*	Halozyme Therapeutics Inc.	3,343	198
	HealthStream Inc.	5,810	196
*	Hims & Hers Health Inc.	4,193	189
*	Harmony Biosciences Holdings Inc.	5,419	183
*	Incyte Corp.	2,416	178
*	Owens & Minor Inc.	18,234	175
	Johnson & Johnson	1,038	171
	LeMaitre Vascular Inc.	1,727	159
*	Omnicell Inc.	4,130	157
*	Protagonist Therapeutics Inc.	3,953	149
*	Masimo Corp.	677	128
*	Envista Holdings Corp.	6,189	124
*	Corcept Therapeutics Inc.	1,945	118
*	Orthofix Medical Inc.	6,393	111
	Dentsply Sirona Inc.	5,869	97
*	Jazz Pharmaceuticals plc	671	96
*	Castle Biosciences Inc.	4,252	92
*	CorVel Corp.	660	73
*	DocGo Inc.	21,940	68

Vanguard® U.S. Multifactor Fund
		Shares	Market Value ($000)
	Premier Inc. Class A	3,702	67
*	Henry Schein Inc.	749	54
*	Zimvie Inc.	3,882	52
*	ADMA Biologics Inc.	3,107	51
*	Inmode Ltd.	2,739	51
*	Community Health Systems Inc.	16,089	48
*	CareDx Inc.	1,894	42
	iRadimed Corp.	743	40
			15,409
Industrials (15.7%)
*	PayPal Holdings Inc.	20,939	1,488
	American Express Co.	4,690	1,411
	3M Co.	8,987	1,394
*	Fiserv Inc.	5,673	1,337
	CRH plc	10,299	1,056
	Emerson Electric Co.	6,598	802
	Synchrony Financial	12,883	782
	Trane Technologies plc	1,582	560
	Caterpillar Inc.	1,499	516
	Matson Inc.	3,284	473
	EMCOR Group Inc.	1,103	451
	RTX Corp.	3,137	417
	Smurfit WestRock plc	7,507	391
	Valmont Industries Inc.	1,115	388
	Argan Inc.	2,967	387
	Mastercard Inc. Class A	647	373
	Automatic Data Processing Inc.	1,164	367
	Cintas Corp.	1,747	362
*	Builders FirstSource Inc.	2,576	358
	Acuity Brands Inc.	1,184	352
	Ryder System Inc.	2,108	347
	Allison Transmission Holdings Inc.	3,270	333
	Applied Industrial Technologies Inc.	1,308	328
	Louisiana-Pacific Corp.	3,249	324
	WESCO International Inc.	1,767	319
	Cummins Inc.	853	314
	Boise Cascade Co.	2,810	291
	Heidrick & Struggles International Inc.	7,070	290
	Teekay Corp. Ltd.	43,967	288
*	MasTec Inc.	2,199	287
	Capital One Financial Corp.	1,426	286
	Bel Fuse Inc. Class B	3,247	272
*	BrightView Holdings Inc.	19,793	266
	Comfort Systems USA Inc.	722	262
	CompoSecure Inc. Class A	19,470	260
*	Corpay Inc.	698	256
*	ACI Worldwide Inc.	4,412	253
	Herc Holdings Inc.	1,754	252
	Parker-Hannifin Corp.	377	252
*	IES Holdings Inc.	1,405	251
	Owens Corning	1,581	243
	Fidelity National Information Services Inc.	3,375	240
	Ennis Inc.	11,086	235
	REV Group Inc.	7,707	235
*	Zebra Technologies Corp. Class A	742	234
*	Generac Holdings Inc.	1,688	230
	Griffon Corp.	3,026	219
*	Mohawk Industries Inc.	1,850	217
*	Masterbrand Inc.	14,886	208
	ADT Inc.	25,144	206
	Barrett Business Services Inc.	4,960	200
	Deluxe Corp.	12,160	200
	Mesa Laboratories Inc.	1,434	200
	FedEx Corp.	726	191
	Carlisle Cos. Inc.	543	185
*	Payoneer Global Inc.	20,807	178
	Miller Industries Inc.	3,056	177
*	Repay Holdings Corp.	24,519	177
*	ASGN Inc.	2,586	174

Vanguard® U.S. Multifactor Fund
		Shares	Market Value ($000)
	Esab Corp.	1,296	162
	Genpact Ltd.	2,989	159
	DHT Holdings Inc.	15,385	159
	Schneider National Inc. Class B	5,876	155
*	Tutor Perini Corp.	5,033	148
	Tecnoglass Inc.	1,947	143
	Western Union Co.	13,137	142
	AAON Inc.	1,856	142
*	Euronet Worldwide Inc.	1,365	140
*	ExlService Holdings Inc.	2,810	136
	Primoris Services Corp.	1,902	136
	United States Lime & Minerals Inc.	1,356	127
*	Donnelley Financial Solutions Inc.	2,548	126
*	Graham Corp.	3,636	123
*	WNS Holdings Ltd.	2,148	122
	Mueller Water Products Inc. Class A	4,563	118
	Teekay Tankers Ltd. Class A	3,127	118
	WW Grainger Inc.	115	117
	Snap-on Inc.	334	114
	Graphic Packaging Holding Co.	4,162	111
*	Sterling Infrastructure Inc.	873	111
*	Knife River Corp.	1,120	107
	CRA International Inc.	545	105
	Covenant Logistics Group Inc.	4,176	105
*	WEX Inc.	665	104
	Crown Holdings Inc.	1,123	101
*	Willdan Group Inc.	3,052	100
*	Hudson Technologies Inc.	17,022	98
	Kennametal Inc.	4,425	98
	Apogee Enterprises Inc.	2,021	97
	Hyster-Yale Inc.	1,884	96
*	Gibraltar Industries Inc.	1,447	95
	Genco Shipping & Trading Ltd.	6,625	95
*	Gates Industrial Corp. plc	4,059	88
	Flowserve Corp.	1,543	85
	Dorian LPG Ltd.	4,107	84
	Westinghouse Air Brake Technologies Corp.	443	82
*	NCR Atleos Corp.	2,871	82
	Greenbrier Cos. Inc.	1,448	81
	Scorpio Tankers Inc.	1,998	80
	RPM International Inc.	637	79
*	Resolute Holdings Management Inc.	1,623	76
	Curtiss-Wright Corp.	227	73
	MSC Industrial Direct Co. Inc. Class A	875	70
	International Seaways Inc.	2,033	68
	Federal Signal Corp.	820	67
	Watsco Inc.	132	67
*	Kirby Corp.	583	61
	Ardmore Shipping Corp.	6,629	60
	Packaging Corp. of America	264	56
	Resources Connection Inc.	7,518	55
	Franklin Electric Co. Inc.	516	53
	Kforce Inc.	1,003	50
*	Leonardo DRS Inc.	1,283	39
	CSW Industrials Inc.	121	37
			28,848
Real Estate (0.3%)
	Newmark Group Inc. Class A	34,497	506
*	Howard Hughes Holdings Inc.	848	67
			573
Technology (12.0%)
	Meta Platforms Inc. Class A	2,282	1,525
	International Business Machines Corp.	5,113	1,291
	Alphabet Inc. Class A	7,349	1,251
*	Fortinet Inc.	10,605	1,145
	Apple Inc.	4,683	1,133
	Alphabet Inc. Class C	6,385	1,100
	NVIDIA Corp.	7,052	881
	Salesforce Inc.	2,839	846

Vanguard® U.S. Multifactor Fund
		Shares	Market Value ($000)
*	DoorDash Inc. Class A	3,764	747
	QUALCOMM Inc.	4,037	634
	Jabil Inc.	3,160	490
*	F5 Inc.	1,564	457
*	Kyndryl Holdings Inc.	11,766	448
	NetApp Inc.	3,694	369
*	Photronics Inc.	16,298	340
*	Daktronics Inc.	21,643	330
*	Zoom Communications Inc.	4,309	318
*	Dropbox Inc. Class A	11,939	310
*	ScanSource Inc.	8,346	306
	Hewlett Packard Enterprise Co.	14,868	295
*	DXC Technology Co.	16,029	294
*	Twilio Inc. Class A	2,427	291
	HP Inc.	9,386	290
*	Maplebear Inc.	7,034	289
*	Cargurus Inc.	8,900	286
	Gen Digital Inc. (XNGS)	10,422	285
	OneSpan Inc.	17,095	274
*	Commvault Systems Inc.	1,574	268
*	Bumble Inc. Class A	50,811	264
*	NetScout Systems Inc.	11,484	258
	TD SYNNEX Corp.	1,859	256
*	Plexus Corp.	1,895	252
*	Vimeo Inc.	41,993	247
*	RingCentral Inc. Class A	8,355	238
*	ePlus Inc.	3,664	236
*	Cirrus Logic Inc.	1,992	208
	PC Connection Inc.	3,247	207
*	Diebold Nixdorf Inc.	4,515	200
*	Box Inc. Class A	5,798	190
	Benchmark Electronics Inc.	4,625	185
*	Viant Technology Inc. Class A	9,130	183
	Avnet Inc.	3,436	174
	Hackett Group Inc.	5,665	172
*	AvePoint Inc.	11,319	169
*	DocuSign Inc.	2,002	166
	Clear Secure Inc. Class A	6,682	158
	Match Group Inc.	4,766	151
*	Pure Storage Inc. Class A	2,852	150
	Leidos Holdings Inc.	1,134	147
	Adeia Inc.	9,202	145
*	Yelp Inc.	3,782	130
	A10 Networks Inc.	5,185	108
	Skyworks Solutions Inc.	1,548	103
	Pegasystems Inc.	1,301	102
*	Atlassian Corp. Ltd. Class A	334	95
	Cognizant Technology Solutions Corp. Class A	1,110	92
	Climb Global Solutions Inc.	687	84
*	Arrow Electronics Inc.	724	78
*	Vertex Inc. Class A	2,386	77
*	Intapp Inc.	1,174	77
*	TTM Technologies Inc.	3,160	76
*	Grindr Inc.	3,569	65
*	Sanmina Corp.	735	60
*	GoDaddy Inc. Class A	277	50
*	HubSpot Inc.	51	37
			22,083
Telecommunications (3.4%)
	AT&T Inc.	60,708	1,664
	T-Mobile US Inc.	4,984	1,344
	Verizon Communications Inc.	25,593	1,103
*	Arista Networks Inc.	9,771	909
	IDT Corp. Class B	8,382	407
*	NETGEAR Inc.	8,576	226
*	Adtran Holdings Inc.	19,601	207
*	Ciena Corp.	1,429	114
*	Digi International Inc.	3,641	111

Vanguard® U.S. Multifactor Fund
		Shares	Market Value ($000)
	Motorola Solutions Inc.	188	83
			6,168
Utilities (0.1%)
	Excelerate Energy Inc. Class A	4,399	135
Total Common Stocks (Cost $151,505)			182,400
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[1]	Vanguard Market Liquidity Fund, 4.351% (Cost $905)	9,049	905
Total Investments (99.9%) (Cost $152,410)			183,305
Other Assets and Liabilities—Net (0.1%)			103
Net Assets (100%)			183,408
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	March 2025	34	1,014	(24)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.